Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)/income	$ 3,377	$ (5,535)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Provision/(reversal) for credit losses	(576)	6,278
Depreciation	3,050	2,978
Amortization of right-of-use assets	468	430
Share-based compensation of subsidiary		742
Loss on disposal of property, software and equipment	1	3
Fair value income from short-term investments	(6)
Gain on expiration of warrant liabilities	(18)
Deferred income tax (benefit)/expense	163	(599)
Financing expense related to issuance of GEM Warrants	229	300
Accrued liability for GEM litigation		2,811
Changes in operating assets and liabilities:
Accounts receivable	5,796	(26,603)
Prepaid expenses and other current assets	(17,829)	(6,121)
Accounts payable	14,350	18,389
Contract liabilities	(1,903)	(320)
Accrued expenses and other current liabilities	(5,656)	(2,050)
Tax payable	(275)	519
Operating lease liabilities	(443)	(369)
Amount due to related parties		(109)
Total net cash (used in) provided by operating activities	728	(9,256)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, software and equipment	(58)	(23)
Proceeds from disposal of property, software and equipment		1
Proceeds from short term investment	357	233
Repurchase of non-controlling interests	(63)	(2,214)
Purchase of other non-current assets	(5,669)	(5,362)
Purchase of short-term investment	(216)	(246)
Total net cash used in investing activities	(5,649)	(7,611)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term loan	51,134	52,119
Repayments of loan	(53,545)	(54,215)
Repayments of payables to a related party	(27)	(9,798)
Shares repurchase		(15,760)
Payments for GEM litigation	(1,550)
Proceeds from issuance of ordinary shares, net of issuance cost		41,631
Total net cash provided by (used in) financing activities	(3,988)	13,977
Effect of exchange rate changes	952	380
Net change in cash and restricted cash	(7,957)	(2,510)
Cash and restricted cash, beginning of the period	27,860	29,512
Cash and restricted cash, end of the period	19,903	27,002
Reconciliation of cash and restricted cash to the consolidated balance sheets:
Cash	16,834	24,305
Restricted cash	3,069	2,697
Total cash and restricted cash	19,903	27,002
Supplemental disclosures of cash flow information:
Income tax paid	1,055	371
Interest expense paid	1,753	1,757
Supplemental disclosures of non-cash flow information:
Obtaining right-of-use assets in exchange for operating lease liabilities	50	87
Prepaid financing expense related to issuance of GEM Warrants		$ 534